Investments in associates and joint ventures (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Investments in Associates and Joint Ventures
The carrying amounts of investments in associates and joint ventures that are not individually material to Sony, as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023	2024
Investments accounted for using the equity method
Associates	279,640	363,611
Joint ventures	45,580	60,133

Total	325,220	423,744

Summary of Combined Information of Investments Accounted for Using the Equity Method
Sony’s share of comprehensive income, profit or loss and other comprehensive income, of associates and joint ventures that are not individually material to Sony for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Share of profit or loss
Associates	21,920	22,637	19,727
Joint ventures	1,726	1,812	(9,225)

Total	23,646	24,449	10,502

Share of other comprehensive income
Associates	2,077	3,659	5,311
Joint ventures	1	40	37

Total	2,078	3,699	5,348

Share of comprehensive income
Associates	23,997	26,296	25,038
Joint ventures	1,727	1,852	(9,188)

Total	25,724	28,148	15,850